Land Use Rights, Net	12 Months Ended
May 31, 2021
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Land use rights	7,696	16,121
Less: accumulated amortization	(1,842)	(2,104)
Exchange differences	183	(28)

Land use rights, net	6,037	13,989

Amortization expenses for land use rights for the years ended May 31, 2019, 2020 and 2021 were US$263, US$162 and US$262, respectively. The Group expects to recognize
$359
in amortization expense for each of the next five years and
$12,194 thereafter.